Significant accounting policies - Cash, cash equivalents and short-term investments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Significant accounting policies
Cash equivalents	$ 0	$ 0
Short-term investments	$ 0	$ 0